COMMITMENTS AND CONTINGENCIES (Details) - USD ($)		12 Months Ended
	Mar. 01, 2011	Dec. 31, 2016
Environmental Issue [Member]
Loss Contingencies [Line Items]
Accrual For Environmental Loss Contingencies, Expected Future Payments		$ 1,250,000
Accrual For Environmental Loss Contingencies, Expected Payment Period		5 years
Accrual for Environmental Loss Contingencies		$ 2,173,000
Accrual for Environmental Loss Contingencies, Discount Rate		1.83%
DCR Assets [Member] | Environmental Issue [Member] | Valero [Member]
Loss Contingencies [Line Items]
Pre-acquisition environmental obligations		$ 20,000,000
DCR Assets [Member] | Environmental Issue [Member] | PBF Energy and Valero [Member]
Loss Contingencies [Line Items]
Pre-acquisition environmental obligations		$ 75,000,000
Environmental insurance policy term		10 years
Sunoco, Inc. [Member] | Environmental Issue [Member]
Loss Contingencies [Line Items]
Loss Contingency Accrual, Insurance-Related Assessment, Expiration Of Liability Period	20 years
PBF Logistics Products Terminals LLC [Member] | Environmental Issue [Member]
Loss Contingencies [Line Items]
Accrual for Environmental Loss Contingencies, Gross		$ 2,377,000
Torrance Valley Pipeline Company LLC [Member] | Environmental Issue [Member]
Loss Contingencies [Line Items]
Accrual for Environmental Loss Contingencies		1,402,000
Maximum [Member]
Loss Contingencies [Line Items]
Accrual For Environmental Loss Contingencies, Expected Future Payments		$ 250,000
Maximum [Member] | Environmental Issue [Member]
Loss Contingencies [Line Items]
Accrual For Environmental Loss Contingencies, Expected Payment Period		10 years